Supplemental guarantor information (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Supplemental Guarantor Information [Line Items]
Joint and several liability	$ 1,900
Increase decrease in joint and several liability	(700)
Joint and several liability for outstanding SEC-registered debt securities issued by Credit Suisse (USA), Inc.	$ 742